U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

September 21, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:         Country Mutual Funds Trust (the “Trust”)
File No. 333-135750

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 16, 2006 and filed electronically as Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 on August 16, 2006.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.

Sincerely yours,

/s/ Rodney A. DeWalt

Rodney A. DeWalt, Esq.
for U.S. Bancorp Fund Services, LLC